Other Stock Plans (Tables)	12 Months Ended
Sep. 30, 2014
Other Stock Plans [Abstract]
Director Compensation Activity
The following table reflects the director compensation activity pursuant to the Restricted Stock Plan:

	2014		2013		2012
	Shares	Weighted-Average Fair Value on Date of Grant	Shares	Weighted-Average Fair Value on Date of Grant	Shares	Weighted-Average Fair Value on Date of Grant

Beginning of year balance	59,064	$13.97	54,011	$13.51	61,955	$12.81
Granted	3,780	19.37	5,053	18.93	5,327	18.23
Vested	—	—	—	—	(13,271)	12.16
Forfeited	—	—	—	—	—	—
End of year balance	62,844	$14.29	59,064	$13.97	54,011	$13.51